Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company leases its office spaces under operating leases with approximate future minimum lease payments as indicated in the table below:

Years ending December 31:
2014	$360,000
2015	360,000
2016	360,000
2017	340,000
2018	—
Thereafter	—
Total future minimum lease payments	$1,420,000